FINANCIAL RISK MANAGEMENT - Classification of Direct Credits and Allowances (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risks management [Line Items]
Gross	S/ 136,663,825	S/ 114,807,958
Allowance for loan losses	9,898,760	5,123,962
Total, net	126,765,065	109,683,996
Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	106,026,654	100,966,316
Allowance for loan losses	1,862,201	1,239,359
Total, net	104,164,453	99,726,957
Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	20,830,947	8,022,347
Allowance for loan losses	2,861,105	867,790
Total, net	17,969,842	7,154,557
Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	9,806,224	5,819,295
Allowance for loan losses	5,175,454	3,016,813
Total, net	4,630,770	2,802,482
Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	2,182,468	2,844,615
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	9,806,224	5,819,297
Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	124,675,133	106,144,046
Commercial loans [Member]
Disclosure of financial risks management [Line Items]
Gross	79,899,769	63,097,073
Allowance for loan losses	3,131,813	1,560,832
Total, net	76,767,956	61,536,241
Commercial loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	66,411,089	57,086,685
Allowance for loan losses	717,445	416,692
Total, net	65,693,644	56,669,993
Commercial loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	8,426,094	3,198,377
Allowance for loan losses	659,272	161,190
Total, net	7,766,822	3,037,187
Commercial loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	5,062,586	2,812,011
Allowance for loan losses	1,755,096	982,950
Total, net	3,307,490	1,829,061
Commercial loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	637,965	1,066,062
Commercial loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	371,432	815,751
Commercial loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	266,533	250,311
Commercial loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Commercial loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	5,062,586	2,812,011
Commercial loans [Member] | Financial assets impaired [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Commercial loans [Member] | Financial assets impaired [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Commercial loans [Member] | Financial assets impaired [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	5,062,586	2,812,011
Commercial loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	74,199,218	59,219,000
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	66,039,657	56,270,934
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	8,159,561	2,948,066
Commercial loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Residential mortgage loans [Member]
Disclosure of financial risks management [Line Items]
Gross	20,568,378	19,675,821
Allowance for loan losses	909,456	541,645
Total, net	19,658,922	19,134,176
Residential mortgage loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	18,064,070	17,902,640
Allowance for loan losses	160,945	43,217
Total, net	17,903,125	17,859,423
Residential mortgage loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,360,412	778,702
Allowance for loan losses	109,666	25,710
Total, net	1,250,746	752,992
Residential mortgage loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,143,896	994,479
Allowance for loan losses	638,845	472,718
Total, net	505,051	521,761
Residential mortgage loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	594,812	695,533
Residential mortgage loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	303,647	424,741
Residential mortgage loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	291,165	270,792
Residential mortgage loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Residential mortgage loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	1,143,896	994,479
Residential mortgage loans [Member] | Financial assets impaired [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Residential mortgage loans [Member] | Financial assets impaired [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Residential mortgage loans [Member] | Financial assets impaired [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,143,896	994,479
Residential mortgage loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	18,829,670	17,985,809
Residential mortgage loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	17,760,423	17,477,899
Residential mortgage loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,069,247	507,910
Residential mortgage loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Microbusiness loans [Member]
Disclosure of financial risks management [Line Items]
Gross	21,989,904	16,753,825
Allowance for loan losses	3,092,656	1,696,706
Total, net	18,897,248	15,057,119
Microbusiness loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	11,558,420	13,665,092
Allowance for loan losses	568,588	515,662
Total, net	10,989,832	13,149,430
Microbusiness loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	8,459,481	1,834,764
Allowance for loan losses	1,118,054	249,457
Total, net	7,341,427	1,585,307
Microbusiness loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,972,003	1,253,969
Allowance for loan losses	1,406,014	931,587
Total, net	565,989	322,382
Microbusiness loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	586,848	601,579
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	64,318	301,879
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	522,530	299,700
Microbusiness loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0
Microbusiness loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	1,972,003	1,253,969
Microbusiness loans [Member] | Financial assets impaired [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Microbusiness loans [Member] | Financial assets impaired [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Microbusiness loans [Member] | Financial assets impaired [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,972,003	1,253,969
Microbusiness loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	19,431,053	14,898,277
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	11,494,102	13,363,213
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	7,936,951	1,535,064
Microbusiness loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0
Consumer loans [Member]
Disclosure of financial risks management [Line Items]
Gross	14,205,774	15,281,239
Allowance for loan losses	2,764,835	1,324,779
Total, net	11,440,939	13,956,460
Consumer loans [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	9,993,075	12,311,899
Allowance for loan losses	415,223	263,788
Total, net	9,577,852	12,048,111
Consumer loans [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	2,584,960	2,210,504
Allowance for loan losses	974,113	431,433
Total, net	1,610,847	1,779,071
Consumer loans [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,627,739	758,836
Allowance for loan losses	1,375,499	629,558
Total, net	252,240	129,278
Consumer loans [Member] | Past due but not impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	362,842	481,442
Consumer loans [Member] | Past due but not impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	102,003	203,147
Consumer loans [Member] | Past due but not impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	260,839	278,295
Consumer loans [Member] | Past due but not impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Consumer loans [Member] | Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Gross	1,627,739	758,836
Consumer loans [Member] | Financial assets impaired [member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Consumer loans [Member] | Financial assets impaired [member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	0	0
Consumer loans [Member] | Financial assets impaired [member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	1,627,739	758,836
Consumer loans [Member] | Neither past due nor impaired [Member]
Disclosure of financial risks management [Line Items]
Gross	12,215,193	14,040,961
Consumer loans [Member] | Neither past due nor impaired [Member] | Stage 1 [Member]
Disclosure of financial risks management [Line Items]
Gross	9,891,072	12,108,752
Consumer loans [Member] | Neither past due nor impaired [Member] | Stage 2 [Member]
Disclosure of financial risks management [Line Items]
Gross	2,324,121	1,932,209
Consumer loans [Member] | Neither past due nor impaired [Member] | Stage 3 [Member]
Disclosure of financial risks management [Line Items]
Gross	S/ 0	S/ 0